Parent Company - Financial Information - Schedule of Condensed Financial Information (Statements of Cash Flows) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Operating Activities
Net Income	$ 1,841	$ 607	$ 3,531	$ 1,121	$ 4,276	$ 4,031
Stock based compensation and ESOP expense			281	322	630	773
Net change in other assets and liabilities			(1,363)	14	237	262
Net cash flows from operating activities			40,321	3,078	8,120	8,982
Investing Activities
Net cash flows from investing activities			(85,861)	(51,345)	(162,811)	(52,025)
Financing activities
Proceeds from exercise of stock options			195	200	218	385
Cash dividends paid to common shareholders			(567)	(526)	(1,091)	(1,025)
Cash dividends paid to preferred shareholders			(139)	0	(139)
Cash dividends paid on warrants			(15)	0	(15)
Net cash flows from financing activities			70,503	72,293	148,535	47,368
Change in cash and cash equivalents			24,963	24,026	(6,156)	4,325
Cash and cash equivalents at beginning of period			20,160	26,316	26,316	21,991
Cash and cash equivalents at end of period	$ 45,123	$ 50,342	45,123	50,342	20,160	26,316
Common Stock [Member]
Financing activities
Net proceeds from private placement			0	4,199	4,199
Preferred Stock [Member]
Financing activities
Net proceeds from private placement			0	15,370	15,370
Pathfinder Bank [Member]
Operating Activities
Net Income					4,276	4,031
Equity in undistributed net income of subsidiaries					(5,075)	(4,768)
Stock based compensation and ESOP expense					630	773
Amortization of deferred financing from subordinated loan					34	35
Net change in other assets and liabilities					(1,256)	(1,372)
Net cash flows from operating activities					(1,391)	(1,301)
Investing Activities
Capital contributed to wholly-owned bank subsidiary					(5,700)	0
Net cash flows from investing activities					(5,700)	0
Financing activities
Proceeds from exercise of stock options					218	385
Cash dividends paid to common shareholders					(1,091)	(1,025)
Cash dividends paid to preferred shareholders					(139)	0
Cash dividends paid on warrants					(15)	0
Net cash flows from financing activities					18,542	(640)
Change in cash and cash equivalents					11,451	(1,941)
Cash and cash equivalents at beginning of period			$ 14,514	$ 3,063	3,063	5,004
Cash and cash equivalents at end of period					14,514	3,063
Pathfinder Bank [Member] | Common Stock [Member]
Financing activities
Net proceeds from private placement					4,199	0
Pathfinder Bank [Member] | Preferred Stock [Member]
Financing activities
Net proceeds from private placement					$ 15,370	$ 0